Investment in Equity-Accounted Joint Venture	12 Months Ended
Jun. 30, 2026
Investment in Equity-Accounted Joint Venture [Abstract]
INVESTMENT IN EQUITY-ACCOUNTED JOINT VENTURE
13.	INVESTMENT IN EQUITY-ACCOUNTED JOINT VENTURE

	30 June 2026 $	30 June 2025 $
Shares in Tanbreez Mining Greenland A/S (i)	-	107,856,418
Shares in 60 North Greenland ApS (ii)	7,423,067	-
Investment in joint venture accounted for using the equity method	7,423,067	107,856,418

(i)	Tanbreez Mining Greenland A/S (Tanbreez) is a company incorporated and domiciled in Greenland.

(ii)	60 North Greenland ApS is a company incorporated and domiciled in Greenland.

a)	Movement in the carrying amount of the investment in joint venture

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	107,856,418	5,000,000
Purchase of unlisted investments (i)	-	96,850,000
Cash investments	12,000,000	2,060,000
Invoices paid by the Company on behalf of the joint venture	8,102,578	3,244,440
Initial investment in 60 North Greenland ApS (ii)	7,000,000	-
Sign-on bonus contribution	423,067	-
Share of profits of joint venture recognised during the year	(1,054,949)	701,978
Loan funding eliminated on consolidation	(15,407,018)
Transferred on obtaining control (cessation of equity accounting (note 31))	(111,497,029)	-
Investment in joint venture accounted for using the equity method	7,423,067	107,856,418

(i)

On 5 June 2024, CRML entered into a Heads of Agreement (HOA) to acquire 92.5% of the issued capital of Tanbreez Mining Greenland A/S from Rimbal Pty Ltd, which was the registered holder of 92.5% of the issued capital of Tanbreez. The HOA was comprised of the following stages:

1.	Initial Investment of US$5,000,000 to acquire a 5.55% equity interest in Tanbreez

2.

Stage 1 interest – Issue of US$90,000,000 of shares in CRML to acquire a 36.45% equity interest in Tanbreez. On July 23, 2024, in exchange for the 36.45% interest in Tanbreez described above, the Company issued approximately 8.4 million ordinary shares to Rimbal.

Under the terms of the HOA, if the closing price of CRML shares upon expiration of the lock up period, being 28 February 2025, was less than the issue price of shares issued under the Stage 1 interest, then CRML was required to issue to the seller an additional number of shares equal to the difference between the Stage 1 interest in shares and the value of these shares at the end of the lock up period, provided however that this number of shares does not exceed 5,000,000 shares. On 28 April 2025, CRML issued Rimbal an additional 5,000,000 shares at an issue price of $1.37 per share equating to a deemed value of $6,850,000 (note 22).

3.	Stage 2 interest – Issue 14,500,000 ordinary shares to acquire a 50.5% equity interest in Tanbreez.

On 29 April 2026, the Company completed the issue of Stage 2 interest through the issue of 14,500,000 shares to Rimbal. Consequently, the Company consolidates its interest in Tanbreez from this date and transferred its investment in joint venture to the underlying assets and liabilities recognized at this date (note 31).

(ii)

Investment in Joint Venture

On 6 May 2026, the Company completed the acquisition of 70% of the issued capital of 60 North Greenland ApS (“60 North”) from Rasmus Christian Rasmussen pursuant to a share purchase agreement (SPA). 60 North is a Greenland-based provider of construction, logistics, drilling, and project development services supporting mineral exploration and mining operations across the region.

The consideration comprised the following:

1.	Cash payment of US$5,000,000

2.	The issue of CRML shares to the value of US$2 million based on CRML’s closing share price on Nasdaq on 5 May 2026 of US$13.31, resulting in the issuance of 150,262 ordinary shares (note 22)

In addition to the consideration paid for the acquisition of equity interest in 60 North, CRML agreed to fund a sign on bonus to the value of 2.7m DKK (US$423k) to the 60 North COO pursuant to an executive service agreement.

Under the terms of the SPA, CRML has the right to appoint two members of the board of directors of 60 North, and the operating parties jointly have the right to appoint two members of the board of directors. In addition, the operating parties shall have the right to appoint one additional member as chairman of the board of directors of 60 North, provided that such chairman shall at all times be independent. Under the terms of the shareholder agreement, a 75% majority vote is required in relation to restricted matters. Consequently, CRML does not have the power to make those decision unilaterally given it only has the right to appoint 2 out of the five members of the board of directors. The board of 60 North currently consists of Rasmus Christian Rasmussen (Chairman), Malik Vahl Rasmussen, Bjarke Fuglsang, Tony Sage and Malcolm Day.

As at 30 June 2026, the Group held an interest of 70% in 60 North and has assessed that it has joint control of 60 North because there is a requirement for the unanimous consent of all directors of 60 North.

b)	Summarised financial information based on unaudited accounts

Tanbreez Mining Greenland A/S

	30 June 2026 $	30 June 2025 $
Current assets	-	996,563
Non-current assets	-	36,097,737
Current liabilities	-	(33,568,680)
Equity	-	(3,525,620)
Group’s carrying amount of the investment	-	107,856,418

	30 June 2026 $	30 June 2025 $
Revenue and other income	(547,477)	2,989,508
Depreciation	(472,765)	(154)
Profit before tax	(2,511,434)	1,671,378
Income tax expense	-	-
Profit/(loss) for the year	(2,511,434)	1,671,378
Total comprehensive income/(loss) for the year	-	-
Group’s share of profit for the year	(1,054,949)	701,979

The joint venture has no contingent liabilities or capital commitments as at 30 June 2026.

60 North Greenland ApS

	30 June 2026 $	30 June 2025 $
Current assets	762,922	-
Non-current assets	11,568,618	-
Current liabilities	(3,303,146)	-
Non-current liabilities	(3,331,532)	-
Equity	(5,696,862)	-

60 North Greenland ApS has no contingent liabilities, capital commitments or bank guarantees on issue as at 30 June 2026.

	30 June 2026 $	30 June 2025 $
Revenue and other income	13,755,308	-
Depreciation	(446,976)	-
Profit before tax	1,278,643	-
Income tax expense	-	-
Profit for the year	1,278,643	-
Total comprehensive profit for the year	1,278,643	-
Group’s share of profit for the year	-	-